Capital stock (Tables)	12 Months Ended
Mar. 25, 2023
Equity [Abstract]
Summary of Common Stock Outstanding	The issued and outstanding shares are as follows:

	Class A common stock		Class B common stock		Total common stock
	Number of Shares	Amount	Number of Shares	Amount	Number of Shares	Amount
Balance as of March 27, 2021	10,610,973	$37,361	7,717,970	$57,755	18,328,943	$95,116

Exercise of stock options	186,970	522	—	—	186,970	522

Balance as of March 26, 2022	10,795,443	$37,883	7,717,970	$57,755	18,513,413	$95,638

Exercise of stock options and warrants	315,056	1,136	—	—	315,056	1,136

Balance as of March 25, 2023	11,112,999	$39,019	7,717,970	$57,755	18,830,969	$96,774